Capital Stock (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Dec. 08, 2023	Aug. 04, 2023	Oct. 20, 2022	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 24, 2025	Jan. 23, 2025	Oct. 19, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			4,500,000,000	100,000,000		100,000,000	100,000,000	100,000,000	4,500,000,000	600,000,000
Common stock, par value			$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized				10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, par value				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Reverse split	one-for-300	On August 4, 2023, the Company filed an Amendment to the Certificate of Incorporation (the “Amendment”) in order to effect a reverse stock split in the ratio of 1-for-300 (the “Reverse Split”). The Company and its shareholders holding a majority of the issued and outstanding shares of stock of the Company entitled to vote previously approved a reverse stock split for not less than 1-for-10 and not more than 1-for-1,000, at any time prior to October 20, 2023, with the Company’s Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.
[custom:CommonStockVotePercentage]			63.86%
Preferred stock, shares outstanding				0		0	0
Common stock, shares issued				3,789,585		3,142,371	2,586,982
Shares issued for services, value				$ 379,232	$ 550,415	$ 605,690	$ 53,285
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				35,013
Stock Issued During Period, Value, Stock Options Exercised				$ 54,270
Preferred stock, shares issued				0		0	0
Common stock, shares outstanding				3,789,585		3,142,371	2,586,982
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, shares				70,135	73,118	87,858	35,444
Shares issued for services, value				$ 70	$ 74	$ 88	$ 35
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				35,013
Stock Issued During Period, Value, Stock Options Exercised				$ 35
Shares issued for note modification, shares				542,066	90,847	467,531	276,171
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			4,500,000,000
Reverse split			1-for-1,000
Authorized share reduction			2,000,000,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse split			1-for-10
Authorized share reduction			10,000,000